SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

Prior to the Separation on November 3, 2021 (the “pre-Separation periods”), our historical financial statements were prepared on a combined basis and were derived from the consolidated financial statements of IBM. For the period subsequent to November 3, 2021, the financial statements are presented on a consolidated basis as the Company became a standalone public company. Management believes the accompanying financial statements include all adjustments necessary to present fairly the Company’s financial position and its results of operations for all the periods presented. The financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the report on Form 8-K/A we filed with the U.S. Securities and Exchange Commission (“SEC”) on May 27, 2022 (the “8-K/A”) and our quarterly report for the three months ended March 31, 2022 filed on Form 10-QT.

Within the financial statements and tables presented, certain columns and rows may not add due to the use of rounded numbers for disclosure purposes. Percentages presented are calculated from the underlying whole-dollar amounts. Certain items have been recast to conform to current-period presentation.

Basis of Presentation

Prior to the Separation on November 3, 2021 (the “pre-Separation periods”), our historical financial statements were prepared on a combined basis and were derived from the consolidated financial statements of IBM. For the period subsequent to November 3, 2021, the financial statements are presented on a consolidated basis as the Company became a standalone public company. Management believes the accompanying financial statements include all adjustments necessary to present fairly the Company’s financial position as of March 31, 2022, and December 31, 2021, and its results of operations for the three months ended March 31, 2022 and 2021. The financial statements for historical periods were derived from the Company’s audited annual consolidated financial statements but do not contain all of the footnote disclosures from the annual financial statements. The financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in our Form 10-K for the fiscal year ended December 31, 2021, filed with the U.S. Securities and Exchange Commission (“SEC”) on March 10, 2022 (our “2021 Annual Report”).

Within the financial statements and tables presented, certain columns and rows may not add due to the use of rounded numbers for disclosure purposes. Percentages presented are calculated from the underlying whole-dollar amounts. Certain items have been recast to conform to current-period presentation.

Basis of Presentation

We prepare our consolidated financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”), which requires us to make estimates and assumptions that impact the amounts reported and disclosed in our consolidated financial statements and the accompanying notes. We prepared these estimates based on the most current and best available information, but actual results could differ materially from these estimates and assumptions, particularly in light of the continuing COVID-19 pandemic. COVID-19 has had and we expect will continue to have, significant effects on economic activity, on demand for our services and on our results of operations in 2022.

The financial statements and footnotes for the annual periods ending December 31, 2020 and 2019 and the period from January 1 through November 3, 2021 (the “pre-Separation periods”) reflect allocations of certain IBM corporate, infrastructure and shared services expenses using a variety of allocation methodologies that are appropriate for the type of allocated expense. Where possible, these charges were allocated based on direct usage, with the remainder allocated on a pro rata basis of headcount, gross profit, asset or other allocation methodologies that are considered to be a reasonable reflection of the utilization of services provided or the benefit received by Kyndryl during the periods presented.

The Consolidated Balance Sheet of the Company for the pre-Separation periods includes assets and liabilities of IBM that are specifically identifiable or otherwise attributable to the Company, including subsidiaries and/or joint ventures (“JVs”) conducting managed infrastructure services business in which IBM had a controlling financial interest or was the primary beneficiary. Certain of these subsidiaries and JVs were historically managed by IBM’s GTS segment but not transferred to Kyndryl in conjunction with the Separation. The JVs’ balance sheet balances, revenues, costs, expenses and cash flow activities were recorded in the consolidated financial statements during the pre-Separation periods. The JVs’ balance sheet amounts were settled through Net Parent investment on the Separation date, and their business activities were no longer recorded in the Consolidated Income Statement and Consolidated Statement of Cash Flow after the Separation date.

Cash and cash equivalents held by IBM at the corporate level during the pre-Separation periods were not attributable to the Company for any of the periods presented due to IBM’s centralized approach to cash management and the financing of its operations. Only cash amounts specifically held by Kyndryl are reflected in the Consolidated Balance Sheet. IBM’s debt was not attributed to the Company for any of the periods presented because IBM’s borrowings are not the legal obligation of Kyndryl. The only third-party debt obligations included in the consolidated financial statements are those for which the legal obligor is a legal entity of Kyndryl. Interest expense for the pre-Separation periods in the Consolidated Income Statement reflects the allocation of interest on borrowing and funding related activity associated with the portion of IBM’s borrowings where the proceeds benefited us.

Transfers of cash, both to and from IBM’s centralized cash management system prior to Separation, are reflected as a component of Net Parent investment in the Consolidated Balance Sheet and as financing activities in the accompanying Consolidated Statement of Cash Flows. In addition, Net Parent investment in the Consolidated Balance Sheet represents the accumulation of the Company’s net income (loss) over time and net non-trade intercompany transactions between Kyndryl and IBM (for example, investments from IBM or distributions to IBM).

As a result of the allocations and carve-out methodologies used to prepare the consolidated financial statements for the pre-Separation periods, the results may not be indicative of the Company’s future performance, and may not reflect the results of operations, financial position and cash flows Kyndryl would have achieved if it had been a separate, standalone company during the pre-Separation periods.

The income tax provision included in these consolidated financial statements for the pre-Separation periods was calculated using the separate return basis, as if Kyndryl filed separate tax returns. The calculation of income taxes on a hypothetical separate return basis requires a considerable amount of judgment and use of both estimates and allocations; pre-Separation current and deferred taxes may not be reflective of the actual tax balances subsequent to the Separation. Current income tax liabilities including amounts for unrecognized tax benefits related to Kyndryl’s activities included in the Parent’s income tax returns were assumed to be immediately settled with Parent through the Net Parent investment account in the Consolidated Balance Sheet and reflected in Net transfers from Parent in the Consolidated Statement of Cash Flows during these periods.

Certain items have been recast to conform to current period presentation.

Principles of Consolidation

Principles of Consolidation

For the pre-Separation periods, the accompanying financial statements were derived from the consolidated financial statements and accounting records of the Parent as if the Company operated on a standalone basis during the periods presented and were prepared in accordance with Generally Accepted Accounting Principles in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

All significant intercompany transactions during the pre-Separation periods between Kyndryl and IBM have been included in the consolidated financial statements. Intercompany transactions between Kyndryl and IBM were considered to be effectively settled in the consolidated financial statements at the time the transaction was recorded. The total net effect of the settlement of these intercompany transactions is reflected as Net transfers from Parent in the financing activities section in the Consolidated Statement of Cash Flows and in the Consolidated Balance Sheet within Net Parent investment.

After the Separation on November 3, 2021, the Company’s consolidated financial statements are based on our reported results as a standalone company. All significant transactions and intercompany accounts between Kyndryl entities were eliminated.

Principles of Consolidation

For the pre-Separation periods, the accompanying financial statements were derived from the consolidated financial statements and accounting records of the Parent as if the Company operated on a standalone basis during the periods presented and were prepared in accordance with Generally Accepted Accounting Principles in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

All significant intercompany transactions during the pre-Separation periods between Kyndryl and IBM have been included in the consolidated financial statements. Intercompany transactions between Kyndryl and IBM were considered to be effectively settled in the consolidated financial statements at the time the transaction was recorded. The total net effect of the settlement of these intercompany transactions is reflected as Net transfers from Parent in the financing activities section in the Consolidated Statement of Cash Flows and in the Consolidated Balance Sheet within Net Parent investment.

After the Separation on November 3, 2021, the Company’s consolidated financial statements are based on our reported results as a standalone company. All significant transactions and accounts within Kyndryl were eliminated.

Consolidation

For the pre-Separation periods, the accompanying financial statements of Kyndryl were derived from the consolidated financial statements and accounting records of the Parent as if the Company operated on a standalone basis during the periods presented and were prepared in accordance with U.S. GAAP and pursuant to the rules and regulations of the SEC. Historically, the Company consisted of the managed infrastructure services unit of the Parent’s Global Technology Services segment and did not operate as a separate standalone company. Accordingly, the Parent had reported the financial position and results of operations, cash flows and changes in equity of the Company in the Parent’s consolidated financial statements.

All significant intercompany transactions during the pre-Separation periods between Kyndryl and IBM have been included in the consolidated financial statements. Intercompany transactions between Kyndryl and IBM are considered to be effectively settled in the consolidated financial statements at the time the transaction is recorded. The total net effect of the settlement of these intercompany transactions is reflected as Net transfers from Parent in the financing activities section in the Consolidated Statement of Cash Flows and in the Consolidated Balance Sheet within Net Parent investment.

After the Separation on November 3, 2021, the Company’s financial statements for the periods from November 4, 2021, through December 31, 2021, are consolidated financial statements based on our reported results as a standalone company. All significant transactions and accounts within Kyndryl were eliminated. All significant intercompany transactions between IBM and Kyndryl prior to the Separation were included within Net Parent investment on the accompanying Consolidated Financial Statements.

Within the financial statements and tables presented, certain columns and rows may not add due to the use of rounded numbers for disclosure purposes. Percentages presented are calculated from the underlying whole-dollar amounts. Certain items have been recast to conform to current-period presentation. Dollars are in millions except where otherwise noted.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts that are reported in the consolidated financial statements and accompanying disclosures. Estimates are used in determining the following, among others: revenue, costs to complete service contracts, income taxes, pension assumptions, valuation of assets including goodwill and intangible assets, the depreciable and amortizable lives of long-lived assets, loss contingencies, allowance for credit losses, deferred transition costs and other matters. Estimates were also used in determining the allocation of costs and expenses from IBM for the pre-Separation periods. These estimates are based on management’s knowledge of current events, historical experience and actions that the Company may undertake in the future and on various other assumptions that are believed to be reasonable under the circumstances. Actual results may be different from these estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts that are reported in the consolidated financial statements and accompanying disclosures. Estimates are used in determining the following, among others: revenue, costs to complete service contracts, income taxes, pension assumptions, valuation of assets including goodwill and intangible assets, the depreciable and amortizable lives of long-lived assets, loss contingencies, allowance for credit losses, deferred transition costs and other matters. Estimates were also used in determining the allocation of costs and expenses from IBM for the pre-Separation periods. These estimates are based on management’s knowledge of current events, historical experience and actions that the Company may undertake in the future and on various other assumptions that are believed to be reasonable under the circumstances. Actual results may be different from these estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts that are reported in the consolidated financial statements and accompanying disclosures. Estimates are used in determining the allocation of costs and expenses from IBM and are used in determining the following, among others: revenue, costs to complete service contracts, income taxes, pension assumptions, valuation of assets including goodwill and intangible assets, the depreciable and amortizable lives of other long-lived assets, loss contingencies, allowance for credit losses, deferred transition costs and other matters. These estimates are based on management’s knowledge of current events, historical experience and actions that the Company may undertake in the future and on various other assumptions that are believed to be reasonable under the circumstances, including the macroeconomic impacts of the COVID-19 pandemic (beginning in 2020). Actual results may be different from these estimates.

Transition Period

Transition Period

On January 27, 2022, the Board of Directors of Kyndryl approved a change to the fiscal year-end of the Company from December 31 to March 31. The Company’s 2023 fiscal year began on April 1, 2022 and will end on March 31, 2023. The Company filed a Transition Report on Form 10-QT for the period of January 1 to March 31, 2022 with the SEC on May 13, 2022.

Transition Period

On January 27, 2022, the Board of Directors of Kyndryl approved a change to the fiscal year-end of the Company from December 31 to March 31. This is our transition report for the period from January 1, 2022, to March 31, 2022. The Company’s 2023 fiscal year began on April 1, 2022, and will end on March 31, 2023.

Revenue

Revenue

The Company accounts for a contract with a client when it has written approval, the contract is committed, the rights of the parties, including payment terms, are identified, the contract has commercial substance and consideration is probable of collection.

Revenue is recognized when, or as, control of a promised service or product transfers to a client, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for transferring those products or services. If the consideration promised in a contract includes a variable amount, the Company estimates the amount to which it expects to be entitled using either the expected value or most likely amount method. The Company’s contracts may include terms that could cause variability in the transaction price, including, for example, rebates, volume discounts, service-level penalties and performance bonuses or other forms of variable consideration. In certain rare circumstances, if we grant the customer the right to return a product and receive a full or partial credit or refund of any consideration paid, the Company (i) recognizes revenue for the transferred products in the amount of consideration to which it expects to be entitled, (ii) records a refund liability and (iii) recognizes an asset for its right to recover products from customers on settling the refund liability.

The Company only includes estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. The Company may not be able to reliably estimate variable consideration in certain long-term arrangements due to uncertainties that are not expected to be resolved for a long period of time or when the Company’s experience with similar types of contracts is limited. Changes in estimates of variable consideration are included in Note 3 – Revenue Recognition.

The Company’s standard billing terms are that payment is due upon receipt of invoice, payable within 30 days. Invoices are generally issued as services are rendered and/or as control transfers, either at monthly or quarterly intervals or upon achievement of contractual milestones. In some services contracts, the Company bills the client prior to recognizing revenue from performing the services. In these cases, deferred income is presented in the Consolidated Balance Sheet. In other services contracts, the Company performs the services prior to billing the client. When the Company performs services prior to billing the client, the right to consideration is typically subject to milestone completion or client acceptance and the amount is recorded as a contract asset. Contract assets are generally classified as current and are recorded on a net basis with deferred income (i.e., contract liabilities) at the contract level. Refer to Note 3 – Revenue Recognition for contract assets for the periods presented.

Contract assets are included in prepaid expenses and other current assets in the Consolidated Balance Sheet. The unconditional unbilled accounts receivable of $454 million and $358 million at December 31, 2021 and 2020, respectively, is included in accounts receivable in the Consolidated Balance Sheet.

Additionally, in determining the transaction price, the Company would adjust the promised amount of consideration for the effects of the time value of money if the billing terms are not standard and the timing of payments agreed to by the parties to the contract provide the client or the Company with a significant benefit of financing, in which case the contract contains a significant financing component. As a practical expedient, the Company does not account for significant financing components if the period between when the Company transfers the promised product or service to the client and when the client pays for that product or service will be one year or less.

The Company may include subcontractor services or Original Equipment Manufacturer (OEM) hardware and/or OEM software components in certain integrated services arrangements. In these types of arrangements, revenue from sales of OEM hardware and/or OEM software components or services is recorded net of costs when the Company is acting as an agent between the client and the vendor and gross when the Company is the principal for the transaction. To determine whether the Company is an agent or principal, the Company considers whether it obtains control of the products or services before they are transferred to the customer. In making this evaluation, several factors are considered, most notably whether the Company has primary responsibility for fulfillment to the client, as well as inventory risk and pricing discretion.

The Company reports revenue net of any revenue-based taxes assessed by governmental authorities that are imposed on and concurrent with specific revenue-producing transactions.

Performance Obligations

The Company’s capabilities as an infrastructure services company include offerings that often encompass multiple types of services and may integrate various OEM hardware and/or OEM software components. When an arrangement contains multiple distinct performance obligations, revenue follows the specific revenue recognition policies for each performance obligation, depending on the type of offering. The Company determines if the products or services are distinct and allocates the consideration to each distinct performance obligation on a relative standalone selling price basis. When products and services are not distinct, the Company determines an appropriate measure of progress based on the nature of its overall promise for the single performance obligation.

The revenue policies below are applied to each performance obligation, as applicable.

Standalone Selling Price

The Company allocates the transaction price to each performance obligation on a relative standalone selling price basis. The standalone selling price (SSP) is the price at which the Company would sell a promised product or service separately to a client. The Company establishes SSP based on management’s estimated selling price or observable prices of products or services sold separately in comparable circumstances to similar clients. For OEM hardware and/or OEM software components, the Company is able to establish SSP based on the cost from the vendor. The Company reassesses SSP ranges on a periodic basis or when facts and circumstances change.

In certain instances, the Company may not be able to establish a SSP range based on observable prices and the Company estimates SSP. The Company estimates SSP by considering multiple factors including, but not limited to, overall market conditions, including geographic or regional specific factors, competitive positioning, competitor actions, internal costs, profit objectives and pricing practices. Estimating SSP is a formal process that includes review and approval by the Company’s management.

Nature of Products and Services

The Company delivers transformation and secure cloud services capabilities, insights and depth of expertise to modernize and manage IT environments based on its customers’ unique patterns of transformation at scale. The Company offers services such as cloud managed services, data services, security and resiliency services, enterprise infrastructure services, digital workplace services, network services, managed Independent Software Vendor services and distributed cloud services to support its customers through technological change. Many of these services can be delivered entirely or partially through cloud or as-a-service delivery models. The Company’s services are provided on a time-and-material basis, as a fixed-price contract or as a fixed-price-per-measure-of-output contract, and the contract terms range from less than one year to over 10 years. The Company typically satisfies the performance obligation and recognizes revenue over time in services arrangements because the client simultaneously receives and consumes the benefits provided as the Company performs the services.

In outsourcing, other managed services, application management and other cloud-based services arrangements, the Company determines whether the services performed during the initial phases of the arrangement, such as setup activities, are distinct. In most cases, the arrangement is a single performance obligation comprised of a series of distinct services that are substantially the same and that have the same pattern of transfer (i.e., distinct days of service). The Company applies a measure of progress (typically time-based) to any fixed consideration and allocates variable consideration to the distinct periods of service based on usage. As a result, revenue is generally recognized over the period the services are provided on a usage basis. This results in revenue recognition that corresponds with the value to the client of the services transferred to date relative to the remaining services promised.

Revenue from time-and-material contracts is recognized on an output basis as labor hours are delivered and/or direct expenses are incurred. Revenue from as-a-service type contracts is recognized either on a straight-line basis or on a usage basis, depending on the terms of the arrangement (such as whether the Company is standing ready to perform or whether the contract has usage-based metrics). If an as-a-service contract includes setup activities, those promises in the arrangement are evaluated to determine if they are distinct.

In design and build arrangements, revenue is recognized based on progress toward completion of the performance obligation using a cost-to-cost measure of progress (e.g., labor costs incurred to date as a percentage of the total estimated labor costs to fulfill the contract). The estimation of cost at completion is complex, subject to many variables and requires significant judgment. Changes in original estimates are reflected in revenue on a cumulative catch-up basis in the period in which the circumstances that gave rise to the revision become known by the Company. Refer to Note 3 – Revenue Recognition for the amount of revenue recognized in the reporting period on a cumulative catch-up basis (i.e., from performance obligations satisfied, or partially satisfied, in previous periods).

The Company performs ongoing profitability analyses of its design and build services contracts accounted for using a cost-to-cost measure of progress to determine whether the latest estimates of revenues, costs and profits require updating. If at any time these estimates indicate that the contract will be unprofitable, the entire estimated loss for the remainder of the contract is recorded immediately. For other types of services contracts, any losses are recorded as incurred.

The Company’s services offerings may include the integration and/or sale of OEM hardware and/or software components. Contracts that include hardware and/or software components are evaluated to determine if they are distinct performance obligations as discussed in “Performance Obligations” above. Further, the Company assesses contracts with customers to determine whether an embedded lease arrangement exists. A contract with a customer includes an embedded lease when the Company grants the customer a right to control the use of an identified asset for a period of time in exchange for consideration. Generally, the hardware or software utilized in outsourcing, managed services, application management and other cloud-based services arrangements are not distinct and do not meet the criteria to be considered an embedded lease. As a result, revenue is generally recognized over time, consistent with the services provided to the customer.

For distinct OEM hardware sales, revenue is recognized when control has transferred to the customer which typically occurs when the hardware has been shipped to the client, risk of loss has transferred to the client and the Company has a present right to payment for the hardware.

Arrangements that include a license to the software are determined to have distinct software components. To meet this criterion, the customer must have both the contractual right to take possession of the software at any time and the ability to feasibly run the software on its own hardware or hire another party to host the software without significant economic or functional penalty. Revenue for distinct software is typically recognized at the beginning of the services arrangement as that is the point in time the customer can access and benefit from the software and the point at which they have a legal right to possession.

Cost of Services

Cost of Services

Recurring operating costs for services contracts are recognized as incurred. Certain eligible, nonrecurring costs (i.e., setup costs) incurred in the initial phases of outsourcing contracts and other cloud-based services contracts, are capitalized when the costs relate directly to the contract, the costs generate or enhance resources of the Company that will be used in satisfying the performance obligation in the future and the costs are expected to be recovered. These costs consist of transition and setup costs related to the installation of systems and processes and other deferred fulfillment costs, including, for example, prepaid assets used in services contracts (i.e., prepaid software or prepaid maintenance). Capitalized costs are amortized on a straight-line basis over the expected period of benefit, which approximates the pattern of transfer to the client of the services to which the asset relates and includes anticipated contract renewals or extensions. Additionally, fixed assets associated with these contracts are capitalized and depreciated on a straight-line basis over the expected useful life of the asset and recorded in cost of sales. If an asset is contract-specific and cannot be repurposed, then the depreciation period is the shorter of the useful life of the asset or the contract term. Setup costs paid on behalf of clients in excess of the fair value of services delivered in outsourcing arrangements are deferred and amortized on a straight-line basis as a reduction of revenue over the expected period of benefit. The Company performs periodic reviews to assess the recoverability of deferred contract transition and setup costs. If the carrying amount is deemed not recoverable, an impairment loss is recognized. Refer to Note 3 – Revenue Recognition for the amount of deferred costs to fulfill a contract at December 31, 2021 and 2020.

In situations in which an outsourcing contract is terminated, the terms of the contract may require the client to reimburse the Company for the recovery of unbilled accounts receivable, unamortized deferred contract costs and additional costs incurred by the Company to transition the services.

Incremental Costs of Obtaining a Contract

Incremental costs of obtaining a contract (e.g., sales commissions) are capitalized and amortized on a straight-line basis, which approximates the pattern that the assets’ economic benefits are expected to be consumed, over the expected customer relationship period if the Company expects to recover those costs. The expected customer relationship period is determined based on the average customer relationship period, including expected renewals, for each offering type and ranges from three to six years. Expected renewal periods are only included in the expected customer relationship period if commission amounts paid upon renewal are not commensurate with amounts paid on the initial contract. Incremental costs of obtaining a contract include only those costs the Company incurs to obtain a contract that it would not have incurred if the contract had not been obtained. The Company has determined that certain commissions programs meet the requirements to be capitalized. Some commission programs are not subject to capitalization as the commission expense is paid and recognized as the related revenue is recognized.

Expense and Other (Income)

Expense and other income within the Company’s financial statements through the Separation reflect allocations to the Company by IBM based on direct usage, with the remainder allocated on a pro-rata basis of gross profit, headcount, assets or other measures the Company has determined as reasonable. Expense and other income within the Company’s consolidated financial statements for the periods from November 4, 2021, through December 31, 2021, are based on our reported results as a standalone company.

Selling, General and Administrative

Selling, General and Administrative

Selling, general and administrative (“SG&A”) expense is charged to income as incurred, except for certain sales commissions, which are capitalized and amortized. For further information regarding capitalizing sales commissions, see “Incremental Costs of Obtaining a Contract” above. Expenses of promoting and selling services are classified as selling expense and, in addition to sales commissions, include such items as compensation, advertising and travel. General and administrative expense includes such items as compensation, legal costs, office supplies, non-income taxes, insurance and office rental. In addition, general and administrative expense includes other operating items such as allowance for credit losses, amortization of certain intangible assets and research, development and engineering (“RD&E”) costs allocated to the Company by the former Parent. Total RD&E costs allocated to Kyndryl were $63 million, $76 million and $83 million for the years ended December 31, 2021, 2020 and 2019.

Advertising and Promotional Expense

Advertising and Promotional Expense

Advertising and promotional costs are expensed as incurred. Advertising and promotional expense, which includes media, agency and promotional expense directly incurred by the Company was $56 million, $34 million and $55 million in 2021, 2020 and 2019, respectively, and is recorded in SG&A expense in the Consolidated Income Statement.

Other (Income) and Expense

Other (Income) and Expense

Other (income) and expense primarily consists of expense related to certain components of retirement-related costs, including interest costs, expected return on plan assets, amortization of prior service costs (credits), curtailments and settlements and other net periodic benefit costs. Also included are gains and losses from foreign currency transactions, certain real estate transactions and corporate expenses. For more information, see Note 17 – Related-Party Transactions.

Defined Benefit Pension and Nonpension Postretirement Benefit Plans

Defined Benefit Pension and Nonpension Postretirement Benefit Plans

Prior to the Separation, the defined benefit plans and nonpension postretirement benefit plans in which certain Kyndryl employees participated were sponsored by IBM. During this period, an allocation of certain assets and liabilities was reflected in the Consolidated Balance Sheet based on legal entities, and the Consolidated Income Statement reflected a proportional allocation of net period benefit cost based on headcount associated with the Company.

In September 2021, in preparation for the Separation, certain defined benefit plans and nonpension postretirement benefit plans were amended, and Kyndryl became sponsor or co-sponsor (with IBM) of these plans. Refer to Note 16 – Retirement-Related Benefits for further details on the accounting for these plans.

As a result of the amendment of these plans to make Kyndryl sponsor or co-sponsor in September 2021, the funded status of these plans became recognized in the Consolidated Balance Sheet. The funded status is measured as the difference between the fair value of plan assets and the projected benefit obligation at the balance sheet date. For defined benefit pension plans, the benefit obligation is the projected benefit obligation (PBO), which represents the actuarial present value of benefits expected to be paid upon retirement based on employee services already rendered and estimated future compensation levels. For nonpension postretirement benefit plans, the benefit obligation is the accumulated postretirement benefit obligation (APBO), which represents the actuarial present value of postretirement benefits attributed to employee services already rendered. The fair value of plan assets represents the current market value of assets held for the benefit of participants. For co-sponsored plans, the fair value of plan assets based on Company contributions, distributions and market returns and the benefit obligation attributed to employees of the Company are allocated to Kyndryl. Overfunded plans, in which the fair value of plan assets exceeds the benefit obligation, are aggregated and recorded as a prepaid pension asset equal to this excess. Underfunded plans, in which the benefit obligation exceeds the fair value of plan assets, are aggregated and recorded as a retirement and nonpension postretirement benefit obligation equal to this excess.

The current portion of the retirement and nonpension post-retirement benefit obligations represents the actuarial present value of benefits payable in the next twelve months exceeding the fair value of plan assets, measured on a plan-by-plan basis. This obligation is recorded in accrued compensation and benefits in the Consolidated Balance Sheet.

Net periodic benefit cost of defined benefit pension and nonpension postretirement benefit plans is recorded in the Consolidated Income Statement and includes service cost, interest cost, expected return on plan assets, amortization of prior service costs/(credits) and actuarial (gains)/losses previously recognized as a component of other comprehensive income/(loss) (OCI). The service cost component of net benefit cost is recorded in Cost of services and SG&A in the Consolidated Income Statement (unless eligible for capitalization) based on the employees’ respective functions. The other components of net benefit cost are presented separately from service cost within other (income) and expense in the Consolidated Income Statement.

Actuarial (gains) losses and prior service costs/(credits) are recognized as a component of OCI in the Consolidated Statement of Comprehensive Income (Loss) as they arise. Those actuarial (gains) losses and prior service costs/(credits) are subsequently recognized as a component of net periodic benefit cost pursuant to the recognition and amortization provisions of applicable accounting guidance. Actuarial (gains) losses arise as a result of differences between actual experience and assumptions or as a result of changes in actuarial assumptions. Prior service costs/(credits) represent the cost of benefit changes attributable to prior service granted in plan amendments.

The measurement of benefit obligations and net periodic benefit cost is based on estimates and assumptions approved by the Company’s management. These valuations reflect the terms of the plans and use participant-specific information such as compensation, age and years of service, as well as certain assumptions, including estimates of discount rates, expected return on plan assets, rate of compensation increases, interest crediting rates and mortality rates.

The Company participates in non-U.S. multi-employer pension plans and makes required contributions to those plans, which are recorded in Cost of services and SG&A in the Consolidated Income Statement based on the employees’ respective functions.

Defined Contribution Plans

Prior to the Separation, the Parent offered various defined contribution plans for U.S. and non-U.S. employees. In September 2021, in preparation for the Separation, Kyndryl established standalone defined contribution plans, and employees identified as Kyndryl employees were enrolled into these plans. Contribution expense associated with employer matching benefits are recorded when the employee renders service to the Company. The charge is recorded in Cost of services and SG&A in the Consolidated Income Statement based on the employees’ respective functions.

Stock-Based Compensation

Stock-Based Compensation

Prior to the Separation, the Company participated in various IBM stock-based compensation plans, including incentive compensation plans and an employee stock purchase plan. All awards granted under the plans were based on IBM’s common shares and, as such, were reflected in the Parent’s Consolidated Statement of Stockholders’ Equity and not in the Company’s Consolidated

Statement of Equity. For historical periods, stock-based compensation cost is based on the awards and terms previously granted to employees by the Parent. Compensation costs associated with Kyndryl employees’ participation in the Parent’s incentive plans have been identified for employees who exclusively support Kyndryl operations.

Stock-based compensation represents the cost related to stock-based awards granted to employees under the stock-based compensation plans. The Company establishes stock-based compensation values at the grant date, based on the estimated fair value of the award and recognizes the cost on a straight-line basis (net of estimated forfeitures) over the requisite employee service period. Kyndryl grants the Company’s employees Restricted Stock Units (RSUs), market-conditioned performance awards (Launch Performance Stock Units, or “Launch PSUs”) and stock options. RSUs are stock awards granted to employees that entitle the holder to shares of Kyndryl common stock as the award vests, typically over a one- to four-year period. Market-conditioned performance awards are restricted stock units granted to employees with vesting conditions based on the Company’s stock price and are cliff-vested at the end of the service period. Stock options are vested over a one- to four-year period. Dividend equivalents are not paid on the stock-based awards described above. The fair value of the RSUs is determined on the grant date based on Kyndryl’s stock price, adjusted for the exclusion of dividend equivalents where applicable. The fair value of market-conditioned performance awards is determined on the date of grant using a Monte Carlo simulation model which estimates the probability of satisfying market conditions. The fair value of stock options is determined on the grant date using a Black-Scholes model. Stock-based compensation cost is recorded in Cost of services and SG&A in the Consolidated Income Statement based on the employees’ respective functions.

At the time of Kyndryl’s Spin-off, each outstanding IBM RSU and PSU held by a Kyndryl employee was converted into a Kyndryl RSU. The equity award exchange ratio was determined as the closing per share price of IBM shares on the last trading day prior to the Spin-off divided by the opening price of Kyndryl common stock on the first trading day following the Spin-off.

The Company records deferred tax assets for awards that result in tax deductions in the consolidated financial statements calculated using the separate return basis based on the amount of compensation cost recognized and the relevant statutory tax rates. The differences between the deferred tax assets recognized for financial reporting purposes and the actual tax deduction reported on the income tax return are recorded as a benefit or expense to the provision for income taxes in the Consolidated Income Statement.

Derivative Financial Instruments

Derivative Financial Instruments

Prior to the third quarter of 2021, Kyndryl did not independently execute derivative financial instruments to manage its foreign currency risk and instead participated in a centralized foreign currency hedging program administered by IBM. The hedging activity allocated to Kyndryl is for the management of the Company’s forecasted foreign currency expenses.

In the third quarter of 2021, we began to execute trades to manage foreign currency risk. The Company does not use derivative financial instruments for trading or speculative purposes. The Company’s derivative financial instruments that qualify for hedge accounting are designated as cash flow hedges. Additionally, the Company may enter into derivative contracts that economically hedge certain of its risks, even when hedge accounting does not apply, or the Company elects not to apply hedge accounting.

Derivatives are recognized in the Consolidated Balance Sheet at fair value on a gross basis as either assets or liabilities and classified as current or noncurrent based upon whether the maturity of the instrument is less than or greater than twelve months. We designate the derivative based on the exposure being hedged and assess, both at the hedge’s inception and on an ongoing basis, whether the designated derivative instrument is highly effective in offsetting changes in cash flows of the hedged items. Changes in the fair value of effective derivatives designated as cash flow hedge are recorded, net of applicable taxes, in OCI and subsequently reclassified into the same income statement line item as the hedged exposure when the underlying hedged item is recognized in earnings. Changes in fair value of derivatives not designated as effective hedges are reported in earnings primarily in other (income) and expense. See Note 7 – Financial Assets and Liabilities for further information.

The cash flows associated with derivatives designated as cash flow hedges are reported in cash flows from operating activities in the Consolidated Statement of Cash Flows. Cash flows from derivatives not designated as hedges are reported in cash flows from investing activities in the Consolidated Statement of Cash Flows.

Translation of Non-U.S. Currency Amounts

Translation of Non-U.S. Currency Amounts

Assets and liabilities of non-U.S. subsidiaries that have a local functional currency are translated to U.S. dollars at year-end exchange rates. Translation adjustments are recorded in OCI. Income and expense items are translated at weighted-average rates of exchange prevailing during the year.

Property and equipment, deferred income and other non-monetary assets and liabilities of non-U.S. subsidiaries and branches that operate in U.S. dollars are translated at the approximate exchange rates prevailing when the Company acquired the assets or liabilities. All other assets and liabilities denominated in a currency other than U.S. dollars are translated at year-end exchange rates with the transaction gain or loss recognized in other (income) and expense. Income and expense items are translated at the weighted-average rates of exchange prevailing during the year. These translation gains and losses are included in net income for the period in which exchange rates change.

Cash and Cash Equivalents			Cash and Cash Equivalents All highly liquid investments with an original maturity of three months or less on the date of purchase are considered to be cash equivalents.
Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Current Expected Credit Losses

The Company classifies the right to consideration in exchange for products or services transferred to a client as a receivable. Receivables are recorded concurrent with billing and delivery of a service to customers. An allowance for uncollectible receivables and contract assets, if needed, is estimated based on specific customer situations, current and future expected economic conditions and past experiences of losses, as well as an assessment of potential recoverability of the balance due.

Effective January 1, 2020, the Company adopted the new accounting standard related to current expected credit losses (Accounting Standards Update 2016-13, “Financial Instruments – Credit Losses (Topic 326)). The standard applies to financial assets measured at amortized cost, including accounts receivable and certain off-balance sheet commitments. As of the effective date, the Company estimates its allowance for current expected credit losses based on an expected loss model, compared to prior periods which were estimated using an incurred loss model. The impact related to adopting the new standard was not material.

Receivable losses are charged against the allowance in the period in which the receivable is deemed uncollectible. Subsequent recoveries, if any, are credited to the allowance. Write-offs of receivables and associated reserves occur to the extent that the customer is no longer in operation and/or there is no reasonable expectation of additional collections or repossession.

Transfers of Financial Assets

Transfers of Financial Assets

The Company enters into arrangements to sell to third-party financial institutions certain financial assets (primarily accounts receivable). For a transfer of financial assets to be considered a sale, the asset must be legally isolated from the Company, and the purchaser must have control of the asset. Determining whether all the requirements have been met includes an evaluation of legal considerations, the extent of the Company’s continuing involvement with the assets transferred and any other relevant consideration. While we do continue to service the assets, doing so does not create significant continuing involvement. When the true-sale criteria are met, the Company derecognizes the carrying value of the financial asset transferred and recognizes a net gain or loss on the sale. The proceeds from these arrangements are reflected as cash provided by operating activities in the Consolidated Statement of Cash Flows. If the true-sale criteria are not met, the transfer is considered a secured borrowing, and the financial asset remains on the Consolidated Balance Sheet with proceeds from the sale recognized as debt and recorded as cash flows from financing activities in the Consolidated Statement of Cash Flows.

Arrangements to sell accounts receivable are used in the normal course of business as part of the Company’s cash and liquidity management. Third-party programs primarily in the U.S. and several countries in Europe enable the Company to sell certain accounts receivable, without recourse, to third parties to manage credit, collection, concentration and currency risk. In the fourth quarter of 2021, the Company entered into a third-party factoring program and had arrangements to sell certain financial assets under this facility. Proceeds from receivables sold under this program and proceeds from receivables sold to third parties outside of this program, were $326 million and $36 million, respectively, for the year ended December 31, 2021. Prior to the Separation, the gross amount of the Company’s receivables sold to third parties under the former Parent’s facility was $296 million, $803 million and $650 million for the years ended December 31, 2021, 2020 and 2019, respectively. The fees and the net gains and losses associated with the transfer of receivables were not material for any of the periods presented. Additionally, prior to entering into the third-party factoring program in the fourth quarter of 2021, the Company had arrangements to assign certain financial assets to IBM’s Global Financing business. Refer to Note 17 – Related-Party Transactions for further information, including the amount of proceeds under these arrangements for the years ended December 31, 2021, 2020 and 2019.

Fair Value Measurement

Fair Value Measurement

In determining the fair value of its financial instruments, the Company uses methods and assumptions that are based on market conditions and risks existing at each balance sheet date. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company classifies certain assets and liabilities based on the following fair value hierarchy:

●	Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that can be accessed at the measurement date;
●	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
●	Level 3 — Unobservable inputs for the asset or liability.

Items valued using internally generated models are classified according to the lowest level input or value driver that is significant to the valuation. The determination of fair value considers various factors including interest rate yield curves and time value underlying the financial instruments. For derivatives and debt securities, the Company uses a discounted cash flow analysis using discount rates commensurate with the duration of the instrument.

In determining the fair value of financial instruments, the Company considers certain market valuation adjustments to the “base valuations” using the methodologies described below for several parameters that market participants would consider in determining fair value:

●	Counterparty credit risk adjustments are applied to financial instruments, taking into account the actual credit risk of a counterparty as observed in the credit default swap market to determine the true fair value of such an instrument.
●	Credit risk adjustments are applied to reflect the Company’s own credit risk when valuing all liabilities measured at fair value. The methodology is consistent with that applied in developing counterparty credit risk adjustments, but incorporates the Company’s credit risk as observed in the credit default swap market.

The Company holds investments in time deposits that are designated as available-for-sale. Available-for-sale securities are measured for impairment on a recurring basis by comparing the security’s fair value with its amortized cost basis. There were no impairments recognized for any of the periods presented.

Certain non-financial assets such as property, plant and equipment, operating right-of-use assets, land, goodwill and intangible assets are recorded at fair value or at cost, as appropriate, in the period they are initially recognized, and such fair value may be adjusted in subsequent periods if an event occurs or circumstances change that indicate that the asset may be impaired. The impairment models used for non-financial assets depend on the type of asset. The fair value measurements, in such instances, would be classified in Level 3 of the fair value hierarchy.

Leases

Leases

When procuring goods or services, the Company determines whether an arrangement contains a lease at its inception. As part of that evaluation, the Company considers whether there is an implicitly or explicitly identified asset in the arrangement and whether the Company, as the lessee, has the right to control the use of that asset.

In its ordinary course of business, the Company enters into leases as a lessee for property and equipment. Prior to the Separation, the Company recognized right-of-use (“ROU”) assets and associated lease liabilities in the Consolidated Balance Sheet for leases with a term of more than twelve months when a majority percentage of utilization was attributed to the Company. The lease liabilities were measured at the lease commencement date and determined using the present value of the lease payments not yet paid and the Parent’s incremental borrowing rate, since they were negotiated by the Parent prior to Separation. Any new or modified leases entered into after the Separation are measured at Kyndryl’s incremental borrowing rate. The interest rate implicit in the lease is generally not determinable in transactions where the Company is the lessee. The ROU asset equals the lease liability adjusted for any initial direct costs, prepaid rent and lease incentives. The Company’s variable lease payments generally relate to payments tied to various indexes, non-lease components and payments above a contractual minimum fixed amount.

Operating leases are included in operating right-of-use assets net, current operating lease liabilities and operating lease liabilities in the Consolidated Balance Sheet. Finance leases are included in property and equipment, short-term debt and long-term debt in the Consolidated Balance Sheet. The lease term includes options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.

The Company made a policy election to not recognize leases with a lease term of twelve months or less in the Consolidated Balance Sheet.

For all asset classes, the Company has elected the lessee practical expedient to combine lease and non-lease components (e.g., maintenance services) and account for the combined unit as a single lease component. A significant portion of the Company’s lease portfolio is real estate leases, which are mainly accounted for as operating leases and are primarily used for corporate offices and data centers. The average term of the real estate leases is approximately five years. The Company also has equipment leases, such as for IT equipment and vehicles, which have lease terms that range from two to five years. For certain of these operating and finance leases, the Company applies a portfolio approach to account for the lease assets and lease liabilities.

Intangible Assets Including Goodwill

Intangible Assets Including Goodwill

Goodwill attributed to the Company represents the historical goodwill balances in the Parent’s managed infrastructure services business arising from acquisitions specific to the Company. Goodwill represents the excess of the purchase price over the fair value of net assets, including the amount assigned to identifiable intangible assets. The primary drivers that generate goodwill are the value of synergies between the acquired entities and the Company and the acquired assembled workforce, neither of which qualifies as a separately identifiable intangible asset. Goodwill recorded in an acquisition is assigned to applicable reporting units based on expected revenues or expected cash flows. Identifiable intangible assets with finite lives are amortized on a straight-line basis over their useful lives, which approximates the pattern that the assets’ economic benefits are expected to be consumed over time. Amortization of completed technology is recorded in cost of services and amortization of all other intangible assets is recorded in SG&A expense. All costs related to internally developed computer software during planning and evaluation stage are expensed as incurred. Costs incurred during application development stage are capitalized and included in intangibles.

Impairment

Impairment

Long-lived assets, other than goodwill, are tested for impairment annually and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The impairment test is based on undiscounted cash flows and, if impaired, the asset is written down to fair value based on either discounted cash flows or appraised values. Goodwill is tested for impairment at least annually and whenever changes in circumstances indicate an impairment may exist. The goodwill impairment test is performed at the reporting unit level, which aligns with our operating segments. Impairment charges related to long-lived assets, intangible assets and goodwill, if any, are recorded as impairment expense in the Consolidated Income Statement.

Transaction-related Costs

Transaction-related Costs

The Company classifies certain expenses related to the Separation, acquisitions and divestitures (if any) as “transaction-related costs” in the Consolidated Income Statement. Transaction-related costs include expenditures incurred to prepare for and execute the Separation and establish Kyndryl as a standalone business. These costs include employee retention expenses, information technology costs, marketing expenses to establish the Kyndryl brand, legal, accounting, consulting and other professional service costs required to prepare for and execute the Separation, and other costs related to contract and supplier novation and integration.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost, or in the case of acquired property and equipment, at fair value at the date of the acquisition. Expenditures for repairs and maintenance costs are expensed as incurred, whereas expenditures that extend the life or increase the functionality of the asset are capitalized as additions to property and equipment. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is included in the determination of net income or loss.

We compute depreciated expense on a straight-line method over the estimated useful lives of the assets as follows:

Classification	Estimated Useful Life
Buildings	30 to 50 years
Land improvements	20 years
Leasehold improvements*	Estimated useful life or term of lease
Office and other equipment	2 to 20 years
Information technology equipment	1.5 to 5 years
*	Leasehold improvements are amortized over the shorter of their estimated useful lives or the related lease term, rarely exceeding 10 years.

Environmental

Environmental

The costs of internal environmental protection programs that are preventative in nature are expensed as incurred. When a cleanup program becomes likely and it is probable that the Company will incur cleanup costs and those costs can be reasonably estimated, the Company accrues remediation costs for known environmental liabilities.

Income Taxes

Income Taxes

Prior to the Separation, our operations were included in the consolidated U.S. federal and certain state and local and foreign income tax returns filed by IBM, where applicable. The Company also files certain separate foreign income tax returns. For purposes of the historical periods presented on a “carve-out” basis, the income tax provisions have been calculated using the separate return basis, as if the Company filed separate tax returns. The separate return method applies the accounting guidance for income taxes to the standalone financial statements as if the Company were a separate taxpayer and a standalone enterprise for the periods presented. Tax attributes have been reported based on the hypothetical separate return basis results for the periods presented in the Company’s financial statements. The calculation of income taxes on a hypothetical separate return basis requires a considerable amount of judgment and use of both estimates and allocations; pre-Separation current and deferred taxes may not be reflective of the actual tax balances subsequent to the Separation.

Post-Separation, the income tax provisions are calculated based on Kyndryl’s operating footprint, as well as tax return elections and assertions. Current income tax liabilities including amounts for unrecognized tax benefits related to our activities included in IBM’s income tax returns were deemed to be immediately settled with IBM through the Net Parent investment account in the Consolidated Balance Sheet and reflected in Net transfers from Parent in the financing activities section in the Consolidated Statement of Cash Flows. Post-Separation, liabilities related to unrecognized tax benefits for which the Company is liable are reported within the Consolidated Balance Sheet based upon tax authorities’ ability to assert the Company may be the primary obligor for historical taxes, among other factors.

Income tax expense is based on reported income before income taxes. Deferred income taxes reflect the tax effect of temporary differences between asset and liability amounts that are recognized for financial reporting purposes and the amounts that are recognized for income tax purposes. These deferred taxes are measured by applying currently enacted tax laws. U.S. tax reform introduced Global Intangible Low-Taxed Income (“GILTI”), which subjects a U.S. shareholder to current tax on income earned by certain foreign subsidiaries. GAAP allows companies to either (i) recognize deferred taxes for temporary differences that are expected to reverse as GILTI in future years or (ii) account for taxes on GILTI as period costs in the year the tax is incurred. The Company has elected to recognize GILTI impact in the specific period in which it occurs.

Valuation allowances are recognized to reduce deferred tax assets to the amount that will more likely than not be realized. In assessing the need for a valuation allowance, management considers all available evidence for each jurisdiction including past operating results, estimates of future taxable income and the feasibility of ongoing tax planning strategies and actions. When there is a change in the determination as to the amount of deferred tax assets that can be realized, the valuation allowance is adjusted with a corresponding impact to provision for income taxes in the period in which such determination is made.

The Company recognizes additional tax liabilities when the Company believes that certain positions may not be fully sustained upon review by tax authorities. Benefits from tax positions are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. The noncurrent portion of tax liabilities is included in other liabilities in the Consolidated Balance Sheet. To the extent that new information becomes available which causes the Company to change its judgment regarding the adequacy of existing tax liabilities, such changes to tax liabilities will impact income tax expense in the period in which such determination is made. Interest and penalties, if any, related to accrued liabilities for potential tax assessments are included in income tax expense.

Net Loss per Share

Net Loss per Share

Net loss per share is computed by dividing net loss for the period by the weighted-average number of common shares outstanding during the period. The calculation of basic and diluted earnings per share for any of the periods presented prior to the Separation and the Distribution were based on the number of shares outstanding on November 4, 2021. For periods prior to the Separation and Distribution, it is assumed that there are no dilutive equity instruments as there were no Kyndryl stock-based awards outstanding prior to the Separation and the Distribution. Weighted-average common shares outstanding do not include restricted stock, market-conditioned performance awards or stock options for the periods presented because the effect of their inclusion would have been anti-dilutive. Refer to Note 6 – Net Loss per Share for a reconciliation as well as Note 15 – Stock-based Compensation for further discussion on awards.

Standards Implemented

Standards Implemented

In October 2021, the Financial Accounting Standards Board (“FASB”) issued guidance (“Revenue Contracts with Customers Acquired in a Business Combination”) which requires that an acquirer recognize and measure contract assets and liabilities acquired in a business combination as if the acquirer had originated the contracts, in accordance with ASC 606, Revenue from Contracts with Customers. Deferred revenue acquired in a business combination is no longer required to be measured at its fair value, which had historically resulted in a deferred revenue impairment at the date of acquisition. The guidance is effective January 1, 2023, and early adoption is permitted. The Company has early adopted the guidance as of January 1, 2022. Our adoption did not materially affect our consolidated financial statements.

Standards Implemented

In October 2021, the Financial Accounting Standards Board (“FASB”) issued guidance (“Revenue Contracts with Customers Acquired in a Business Combination”) which requires that an acquirer recognize and measure contract assets and liabilities acquired in a business combination as if the acquirer had originated the contracts, in accordance with ASC 606, Revenue from Contracts with Customers. Deferred revenue acquired in a business combination is no longer required to be measured at its fair value, which had historically resulted in a deferred revenue impairment at the date of acquisition. The guidance is effective January 1, 2023, and early adoption is permitted. The Company has early adopted the guidance as of January 1, 2022. Our adoption did not materially affect our consolidated financial statements.

New Standards to be Implemented

In October 2021, the Financial Accounting Standards Board (“FASB”) issued guidance (“Revenue Contracts with Customers Acquired in a Business Combination”) which requires that an acquirer recognize and measure contract assets and liabilities acquired in a business combination as if it had originated the contracts, in accordance with ASC 606, Revenue from Contracts with Customers. Deferred revenue acquired in a business combination is no longer required to be measured at its fair value, which had historically resulted in a deferred revenue impairment at the date of acquisition. The amendment is effective January 1, 2023, and early adoption is permitted. The Company is evaluating the impact of the guidance and adoption date.

Standards Implemented

In December 2019, the FASB issued guidance (“Simplifying the Accounting for Income Taxes”) intended to simplify various aspects of income tax accounting by removing certain exceptions to the general principle of the guidance and also clarified and amended existing guidance to improve consistency in application. The guidance was effective January 1, 2021, and early adoption was permitted. The Company adopted the guidance on a prospective basis as of the effective date. The guidance did not have a material impact in the consolidated financial results.

Segments

Our reportable segments correspond to how the chief operating decision maker (“CODM”) reviews performance and allocates resources. Our four reportable segments consist of the following:

United States: This reportable segment is comprised of Kyndryl’s operations in the United States.

Japan: This reportable segment is comprised of Kyndryl’s operations in Japan.

Principal Markets: This reportable segment represents the aggregation of our operations in Australia / New Zealand, Canada, France, Germany, India, Italy, Spain / Portugal, and the United Kingdom / Ireland.

Strategic Markets: This reportable segment is comprised of our operations in all other countries in which we operate.

The measure of segment operating performance used by Kyndryl’s CODM is adjusted EBITDA. Adjusted EBITDA is defined as net income (loss) excluding net interest expense, depreciation and amortization (excluding depreciation of right-of-use assets and amortization of capitalized contract costs), transaction-related costs, pension costs other than pension servicing costs and multi-employer plan costs, stock-based compensation expense, workforce rebalancing charges, impairment expense, significant litigation costs, and foreign currency impacts of highly inflationary countries. The use of revenue and adjusted EBITDA aligns with how the CODM assesses performance and allocates resources for the Company’s segments. The Company has recast the prior-period results to reflect the change in segment structure that became effective in the fourth quarter of 2021. In addition, during the three months ended March 31, 2022, the Company updated certain allocation methodologies related to its measure of segment adjusted EBITDA and has accordingly recast the prior-period information to reflect these updates, which did not change the aggregate amount of segment adjusted EBITDA.

Our geographic markets frequently work together to sell and implement certain contracts. The economic environment and its effects on the industries served by our geographic markets affect revenues and operating expenses within our geographic markets to differing degrees. Currency fluctuations also tend to affect our geographic markets differently, depending on the geographic concentrations and locations of their businesses.

Our reportable segments correspond to how the chief operating decision maker (“CODM”) reviews performance and allocates resources. Our four reportable segments consist of the following:

United States: This reportable segment is comprised of Kyndryl’s operations in the United States.

Japan: This reportable segment is comprised of Kyndryl’s operations in Japan.

Principal Markets: This reportable segment represents the aggregation of our operations in Australia / New Zealand, Canada, France, Germany, India, Italy, Spain / Portugal, and the United Kingdom / Ireland.

Strategic Markets: This reportable segment is comprised of our operations in all other countries in which we operate.

The measure of segment operating performance used by Kyndryl’s CODM is adjusted EBITDA. Adjusted EBITDA is defined as net income (loss) excluding net interest expense, depreciation and amortization (excluding depreciation of right-of-use assets and amortization of capitalized contract costs), transaction-related costs, pension costs other than pension servicing costs and multi-employer plan costs, stock-based compensation expense, workforce rebalancing charges, impairment expense, significant litigation costs, and foreign currency impacts of highly inflationary countries. The use of revenue and adjusted EBITDA aligns with how the CODM assesses performance and allocates resources for the Company’s segments. The Company has recast the prior-period results to reflect the change in segment structure that became effective in the fourth quarter of 2021. In addition, during the three months ended March 31, 2022, the Company updated certain allocation methodologies related to its measure of segment adjusted EBITDA and has accordingly recast the prior-period information to reflect these updates, which did not change the aggregate amount of segment adjusted EBITDA.

Our geographic markets frequently work together to sell and implement certain contracts. The economic environment and its effects on the industries served by our geographic markets affect revenues and operating expenses within our geographic markets to differing degrees. Currency fluctuations also tend to affect our geographic markets differently, depending on the geographic concentrations and locations of their businesses.

Our four reportable segments consist of the following:

United States: This reportable segment is comprised of Kyndryl’s operations in the United States.

Japan: This reportable segment is comprised of Kyndryl’s operations in Japan.

Principal Markets: This reportable segment represents the aggregation of our operations in Australia / New Zealand, Canada, France, Germany, India, Italy, Spain / Portugal, and the United Kingdom / Ireland, comprised of Kyndryl’s operations in those respective countries.

Strategic Markets: This reportable segment is comprised of our operations in all other countries.

While this reporting change did not impact the Company’s consolidated results, segment data has been recast in the tables below to be consistent for all periods presented.

Our geographic markets frequently work together to sell and implement certain contracts. The resulting revenues and costs from these contracts may be apportioned among the participating geographic markets. The economic environment and its effects on the industries served by our geographic markets affect revenues and operating expenses within our geographic markets to differing degrees. Currency fluctuations also tend to affect our geographic markets differently, depending on the geographic concentrations and locations of their businesses.